Interim Statements of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	12 Months Ended
Feb. 29, 2008
Cash | Private Placement
Capital Stock Issued, Per Share	$ 0.15
Capital stock issued, issuance date	Feb. 01, 2008
Capital Stock issued for subscriptions receivable and Services
Capital stock issued, issuance date	Jun. 19, 2007
Capital Stock issued for subscriptions receivable
Capital Stock Issued, Per Share	$ 0.0005
Capital Stock issued for Services
Capital Stock Issued, Per Share	$ 0.0005
Mineral Property Option Agreement dated June 25, 2007
Capital Stock Issued, Per Share	$ 0.15
Capital stock issued, issuance date	Jun. 25, 2007